Leases - Lessor: Depreciation and Various Expenses Included in Costs of Operating Leases (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Leases [Abstract]
Depreciation expenses	¥ 283,219	¥ 261,723	¥ 245,180
Various expenses	111,602	95,037	91,807
Total	¥ 394,821	¥ 356,760	¥ 336,987